SUPPLEMENTAL CASH FLOW INFORMATION (Cash Paid For Interest And Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 26, 2019		Jun. 27, 2018	Jun. 28, 2017
Income taxes, net of refunds(1)	$ 106.2	[1]	$ 56.0	$ 89.0
Interest, net of amounts capitalized	$ 55.5		$ 53.1	$ 39.8

[1]
(1)
Income taxes, net of refunds for the fiscal year ended June 26, 2019 included payments made for income tax liabilities resulting from the sale leaseback transactions completed in fiscal 2019. Refer to Note 3 - Sale Leaseback Transactions and Note 8 - Income Taxes for further details.